Finance costs/ income	12 Months Ended
Dec. 31, 2022
Finance Costs Income
Finance costs/ income

6.	Finance costs/ income

	2022	2021	2020
	€’000	€’000	€’000
Finance costs
Interest and similar expenses	62	23	10
Foreign exchange variances	-	-	667
Fair value loss on short-term investments	900	-	-
Finance costs	962	23	677

Finance income
Foreign exchange variances	1,379	2,392	-
Interest receivable and similar income	-	-	2
Fair value gain on short-term investments	-	47	-
Other finance income	-	274	-
Finance income	1,379	2,713	2